Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2018
Selected Statement of Operations Data [Abstract]
Schedule of revenues classified by product lines
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Product line “A”	$14,923	$14,722	$14,544
Product line “B”	3,212	3,340	3,508
	$18,135	$18,062	$18,052

Schedule of geographical revenues classified by geographical location of the customers
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

United States	$13,130	$12,995	$12,711
Europe	3,328	3,181	3,333
Israel	884	977	880
Other	793	909	1,128
	$18,135	$18,062	$18,052

Schedule of research and development expenses
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$3,136	$2,788	$2,682
Rent and related expenses	335	280	330
Depreciation and amortization	34	37	53
Subcontracting	87	165	307
Other	155	147	145
	$3,747	$3,417	$3,517

Schedule of selling and marketing expenses
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$978	$953	$911
Depreciation and amortization	6	5	5
Travel and conventions	67	58	71
Other	217	234	118
	$1,268	$1,250	$1,105

Schedule of general and administrative expenses
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Payroll and related expenses	$1,026	$1,105	$1,039
Depreciation and amortization	15	16	18
Insurance	36	42	50
Office expenses	53	58	69
Professional services	333	326	242
Allowance for doubtful accounts and bad debts	-	-	(245)
Other	161	129	220
	$1,624	$1,676	$1,393

Schedule of financial income (expense) - net
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$208	$75	$49
Non-dollar currency gains - net	-	415	13
Income from marketable securities	77	136	143
Realized gain from sale of available-for-sale securities	28	-	-
Interest on available-for-sale securities	27	42	58
	340	668	263
Expenses:
Non-dollar currency losses - net	(107)	-	-
Realized loss from sale of available-for-sale securities	-	(24)	(84)
Bank commissions and charges	(11)	(14)	(13)
	(118)	(38)	(97)
	$222	$630	$166

Schedule of earnings per ordinary share (''EPS'')
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,344	19,292	19,234
Add - incremental shares from assumed exercise of options	217	267	73

Weighted average number of shares used in computation of diluted EPS	19,561	19,559	19,307